Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at December 31, 2019 and 2018:

	December 31,	December 31,
	2019	2018
Equipment	$5,336,011	$3,093,690
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	52,874
Vehicles	256,815	108,089
Land improvements	44,840	-
	5,695,234	3,261,634
Less accumulated depreciation	(2,254,961)	(1,856,149)
	3,440,273	1,405,485

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(650,194)	(487,214)
	1,847,242	2,010,222

Total	$5,287,515	$3,415,707

For the Kiewit property facilities, amortization based on total units of production was $162,980 for the year ended December 31, 2019. There was no amortization in the year ended December 31, 2018 due to the lack of production.